Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	19,135.98
Total Transaction Valuation	138,566,094.00
Total Offset Amount	14,421.70
Net Fee	$ 4,714.28
Offering Table N/A
Offset Table N/A